Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Bankers Healthcare Group, LLC (the “Company”)

Goldman Sachs & Co. LLC (the “Structuring Agent”)

Truist Securities, Inc.

Citigroup Global Markets Inc.

Capital One Securities, Inc.

BMO Capital Markets Corp.

Regions Securities LLC

FHN Financial Securities Corp.

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2026-1CON – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BHG 2026-1CON Statistical Tape 03262026.xlsx” (the “Data File”) provided by the Company on March 27, 2026, containing information on 4,243 unsecured consumer loans (the “Loans”) as of March 25, 2026 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2026-1CON. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Agreement” means the following information provided by the Company: Financing Agreement, Loan Summary, Cash Flow Calculation, Application for Credit, Credit Report, and/or Verification of Funding.

•	The term “Loan Documents” means the following information sources provided by the Company:

•	Loan Agreement

•	Promissory Note

The Loan Documents were represented by the Company to be a copy of the original Loan Documents, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents, the execution of the Loan Documents by the signor, or the electronic records contained within the Company’s servicing system.

•

The term “Company’s Asset System File” means an electronic data file entitled “BHG 2026-1CON Asset System File 03302026.xlsx” provided by the Company on March 30, 2026, containing: LoanType, RiskGrade, DTI, Income, FICO, APR, yearsinindustry, Industry, Specialty, AcquisitionChannel, PastDueDays, Balance, RepeatBorrower, DeferralEndDate, FundDate, and TermRemaining for the Selected Loans (defined below) from the Company’s asset system of record.

•	The term “Provided Information” means the Loan Documents and Company’s Asset System File.

The procedures we were instructed by the Company to perform are as follows:

A.

We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”) using a random sampling tool. A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.

For each Selected Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information
ApplicationNum	Loan Agreement, Promissory Note

LoanType	Loan Agreement, Promissory Note, Company’s Asset System File

TotalFinanceAmount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

FirstPaymentDate	Loan Agreement, Promissory Note

RiskGrade	Company’s Asset System File

DTI	Loan Agreement, Promissory Note, Company’s Asset System File

Attribute	Provided Information
guarantorstatecode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System File

FICO	Loan Agreement, Promissory Note, Company’s Asset System File

APR	Loan Agreement, Promissory Note, Company’s Asset System File

yearsinindustry	Company’s Asset System File

Industry	Company’s Asset System File

Specialty	Company’s Asset System File

AcquisitionChannel	Company’s Asset System File

PastDueDays	Company’s Asset System File

Balance	Company’s Asset System File

RepeatBorrower	Company’s Asset System File

DeferralEndDate	Company’s Asset System File

FundDate	Company’s Asset System File

TermRemaining	Company’s Asset System File

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

April 14, 2026

Exhibit A

The Selected Loans

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
1	xxx47038	31	xxx21885	61	xxx84923
2	xxx51518	32	xxx27471	62	xxx48521
3	xxx17169	33	xxx47418	63	xxx04815
4	xxx43817	34	xxx15797	64	xxx25490
5	xxx21724	35	xxx36437	65	xxx30494
6	xxx21742	36	xxx44160	66	xxx37989
7	xxx29756	37	xxx24446	67	xxx25782
8	xxx15567	38	xxx48038	68	xxx55906
9	xxx33602	39	xxx29140	69	xxx89519
10	xxx36042	40	xxx46197	70	xxx77146
11	xxx44364	41	xxx28570	71	xxx46425
12	xxx35653	42	xxx44621	72	xxx11111
13	xxx12183	43	xxx42468	73	xxx32634
14	xxx24139	44	xxx51129	74	xxx03708
15	xxx18224	45	xxx48170	75	xxx18583
16	xxx52869	46	xxx36823	76	xxx17978
17	xxx39484	47	xxx47113	77	xxx35958
18	xxx27747	48	xxx50426	78	xxx05080
19	xxx37214	49	xxx44227	79	xxx30087
20	xxx42852	50	xxx46698	80	xxx88493
21	xxx42882	51	xxx97092	81	xxx47227
22	xxx99109	52	xxx27942	82	xxx27592
23	xxx35816	53	xxx28265	83	xxx32992
24	xxx25626	54	xxx51492	84	xxx39122
25	xxx45000	55	xxx26782	85	xxx38374
26	xxx25005	56	xxx55724	86	xxx47691
27	xxx47176	57	xxx01558	87	xxx87383
28	xxx43445	58	xxx34945	88	xxx88622
29	xxx52423	59	xxx52576	89	xxx99027
30	xxx20269	60	xxx32372	90	xxx50198

A-1

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
91	xxx03358	121	xxx19269
92	xxx90205	122	xxx28120
93	xxx74485	123	xxx32368
94	xxx44887	124	xxx20005
95	xxx44511	125	xxx93579
96	xxx74404	126	xxx26611
97	xxx41411	127	xxx25715
98	xxx20098	128	xxx19995
99	xxx33670	129	xxx32888
100	xxx28938	130	xxx21964
101	xxx24743	131	xxx76335
102	xxx01226	132	xxx16934
103	xxx43943	133	xxx12727
104	xxx85887	134	xxx20771
105	xxx26665	135	xxx19645
106	xxx24315	136	xxx36825
107	xxx15080	137	xxx05363
108	xxx48364	138	xxx33826
109	xxx43172	139	xxx40558
110	xxx41079	140	xxx95696
111	xxx35656	141	xxx01790
112	xxx53632	142	xxx39705
113	xxx43446	143	xxx42398
114	xxx36848	144	xxx51423
115	xxx95593	145	xxx37474
116	xxx48456	146	xxx93455
117	xxx42609	147	xxx00390
118	xxx44238	148	xxx33483
119	xxx40418	149	xxx01003
120	xxx39740	150	xxx32840

A-2